INCOME TAXES - Movements of valuation allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rollforward of valuation allowances of deferred tax assets
Balance as of beginning of year	$ 388	$ 402	$ 381
Current year addition	1,454	63	27
Current year reversal	(753)
Reduction due to usage of NOL	(25)	(21)
Reduction due to statute expiration	(193)	(56)	(1)
Reverse acquisition	23,843
Exchange rate effect	526		(5)
Balance as of the end of the year	$ 25,240	$ 388	$ 402